AXP(R)
     Cash
       Management
            Fund

2003 SEMIANNUAL REPORT

JAN. 31, 2003

AXP Cash Management Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

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(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
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

Mutual Funds Can Work for You

For more than six decades, American Express(R) Funds has provided investors with attractive investment opportunities. Several of our funds helped pioneer the mutual fund industry in the 1940s. Today, with 58 publicly offered funds and nearly $64 billion* in assets, American Express Funds ranks among the largest U.S. fund families. American Express Financial Corporation, the investment manager for American Express Funds, has more than 100 years of experience as a financial services provider -- a claim few other financial firms can make. With investment management offices in Minneapolis, Boston, New York, San Diego, London, Tokyo and Singapore, we strive to provide our shareholders with the high-quality service American Express is known for worldwide.

At American Express Funds, we're focused on your success. Our investment managers have the strength and experience that you can count on to help you achieve your financial goals -- now and into the future.

* As of December 2002.
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Table of Contents

From the Chairman                                                    3

Economic and Market Update                                           4

Fund Snapshot                                                        6

Questions & Answers
  with Portfolio Management                                          6

Investments in Securities                                            8

Financial Statements                                                12

Notes to Financial Statements                                       15

Results of Meeting of Shareholders                                  20

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2   --   AXP CASH MANAGEMENT FUND   --   2003 SEMIANNUAL REPORT

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From the Chairman

(photo of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

Dear Shareholders,

The recent proposed Bush economic stimulus package and potential conflicts around the globe are capturing headlines. Negative investment returns persisted in 2002 and the investing public also had their confidence in the integrity of corporations shaken. While the scandals appear to be largely behind us, the recent past offers lessons on investing and on governance, which I would like to discuss with you.

First, and importantly, we have learned that diversification is not just a concept but a key tactic investors can use to help preserve assets. We would encourage you to work closely with your financial advisor to build a diversified portfolio designed to match your current thoughts about risk and reward.

A second lesson of 2002 is that we must have enhanced oversight of corporations to ensure their financial statements are accurate, their officers act in the interest of shareholders and their directors are truly independent. The Sarbanes-Oxley Act passed by Congress in August, is already having an impact in these areas.

The American Express Funds Board is an independent body comprised of nine members who are nominated by the independent directors. American Express Financial Corporation is represented by three board members, however, they do not play a role on the nominating committee.

In addition, the Funds auditors, KPMG LLP, are independent of American Express Financial Corporation. KPMG serves the interest of shareholders by supporting the work of the Board and certifying unbiased financial reports.

Further, the Board has confidence in Ted Truscott, American Express Financial Corporation's Chief Investment Officer, and shares his enthusiasm in the management changes he has effected to improve the investment performance of all American Express funds. The focus of the Board and American Express Financial Corporation is simple; we strive for consistent, competitive investment performance.

On behalf of the Board,

Arne H. Carlson

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Economic and Market Update
         FROM CIO WILLIAM F. "TED" TRUSCOTT

(photo of) William F. "Ted" Truscott
William F. "Ted" Truscott
Chief Investment Officer
American Express
Financial Corporation

Dear Shareholders,

In spite of a mostly positive fourth quarter*, 2002 proved to be an extraordinarily challenging year for investors, with the benchmark stock indices -- the Dow, the Nasdaq and the S&P 500 -- all registering percentage losses well into the double digits.

While there were technical factors that put a damper on market performance last year, most notably, P/E ratios that are surprisingly high after three years of a bear market, it was corporate governance issues that fostered a general atmosphere of mistrust. The collapse of several large, high profile companies due to outright fraud and malfeasance has been -- and ought to be -- outrageous to the investing public. The magnitude of this wrongdoing is still shocking months after the fact. When many economic factors should have been giving investors reason for optimism, the steady drip of news about these companies sapped overall confidence.

I believe there is ample evidence that conditions are not as bad as the markets seem to think. While corporate earnings have been weak, the economy grew at the respectable rate of about 3% last year, compared to 0.1% in 2001. A portion of the softness in earnings can be attributed to excess capacity added in the late `90s.

KEY POINTS

-- If you are rebalancing your portfolio, we encourage moderate changes from stocks to bonds.

--   Interest rates are the lowest they have been in 40 years.

-- There is ample evidence that conditions are not as bad as the markets seem to think.

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4   --   AXP CASH MANAGEMENT FUND   --   2003 SEMIANNUAL REPORT

Economic and Market Update

Interest rates are another bright spot. They are the lowest they have been in 40 years, which has added to consumer and business purchasing power. There's no better illustration of this than the housing market, which has remained vigorous. Finally, the business productivity gains we've seen since the mid-`90s are remarkable, making products and services less expensive. The macroeconomic picture, while not ideal, is certainly positive.

For these reasons, I'm cautiously optimistic about market prospects for 2003. Of course, there are still risks. Much of what happens this year will depend on external factors, such as whether or not more scandals arise and the implications of potential conflict in Iraq. In the short term, military action in Iraq would almost certainly produce an oil price spike; if that increase became severe enough for a significant period of time, it would create inflationary pressures that could endanger economic growth.

In addition to stocks, some bond categories offer opportunity. Though we believe U.S. Treasuries are currently overvalued, select corporate, high-yield and municipal issues may provide competitive returns this year. Speak to your financial advisor to learn more about different asset classes.

After three years of negative stock market returns, many individual investors are rebalancing portfolios with regard to risk and return. If you are repositioning, we would encourage moderate changes from stocks to bonds. The risk inherent in emotion-based repositioning is that you will go too far too fast. I encourage gradual movement across categories. Should interest rates move at all in 2003, it's likely that they'll go up, which will have a negative impact on most bonds. Continue to invest according to your individual timeframe and financial goals.

As always, thank you for investing with American Express Funds.

William F. Truscott

* Please see portfolio manager Q&A for fiscal period economic coverage.

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5   --   AXP CASH MANAGEMENT FUND   --   2003 SEMIANNUAL REPORT

Fund Snapshot
   AS OF JAN. 31, 2003

PORTFOLIO MANAGER

Portfolio manager                           Jerri I. Cohen, CFA
Tenure/since                                              12/02
Years in industry                                            20

FUND OBJECTIVE

For investors seeking maximum current income consistent with liquidity and conservation of capital.

Inception dates
A: 10/6/75           B: 3/20/95     C: 6/26/00       Y: 3/20/95

Ticker symbols
A: IDSXX             B: ACBXX       C: --            Y: IDYXX

Total net assets                                 $5.876 billion

Number of holdings                            approximately 260

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

       DURATION
SHORT    INT.     LONG
  X                        HIGH
                           MEDIUM   QUALITY
                           LOW

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Questions & Answers

WITH PORTFOLIO MANAGEMENT

Jerri Cohen joined American Express Financial Corporation in December 2002, and is leading a team that is managing AXP Cash Management Fund's portfolio. She has 20 years of industry experience. Prior to joining the firm she managed money market funds at Zurich Scudder Investments. Below she discusses the Fund's positioning and performance.

Q:   How did the Fund perform for the  six-month period ended Jan. 31, 2003?

A: The Fund's Class A shares returned 0.52% for the period, and its seven-day yield was 0.54%.

Q:   What factors significantly impacted performance of the Fund?

A: In an environment where interest rates remained at the lowest levels since the early 1960s, the Fund still managed to generate a competitive return. In the early months of the period, short-term interest rates remained relatively stable. However, they began to drift lower as it became clear that the rate of growth in the U.S. economy was slowing. The Federal Reserve responded by reducing short-term interest rates by 0.50% to 1.25% on Nov. 6. As a result, the benchmark yield on three-month U.S. Treasury bills fell from about 1.65% to 1.15% during the six-month period ended Jan. 31. While rates remained quite low, wary investors continued to show a preference for less volatile investment choices such as AXP Cash Management Fund, rather than the unpredictable stock market.

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6   --   AXP CASH MANAGEMENT FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

Q:   Did you make significant changes to the Fund during this period?

A: Throughout the period, the Fund's focus remained first and foremost on investing assets in an effective manner without taking undue risk. The Fund continues to seek investments that allow it to generate a competitive yield while maintaining a stable net asset value.

Q:   What is your outlook for the  coming months?

A: We expect the economy to continue to expand at a very modest pace and we expect inflation to remain tame. Productivity gains should lead to improved corporate profits. Given this scenario, it appears likely that interest rates will be relatively stable through at least the first half of the year. The one major uncertainty yet to unfold is the volatile situation in the Middle East.

Q:   How are you positioning the Fund in light of your outlook?

A: We continue to try to position the Fund in an effort to maximize the yield generated without taking unnecessary risks. Since we don't anticipate a near-term rise in interest rates, we are trying to own securities on the longer end of the money market spectrum, which typically pay higher interest rates. At the same time, we will continue to closely monitor developments affecting the economy and the interest rate market and strive to adjust our portfolio strategy in an appropriate way to help benefit our shareholders.

AVERAGE ANNUAL TOTAL RETURNS

as of Jan. 31, 2003
                         Class A              Class B                  Class C             Class Y
(Inception dates)       (10/6/75)            (3/20/95)                (6/26/00)           (3/20/95)
                         NAV(1)       NAV(2)     After CDSC(3)  NAV(2)     After CDSC(4)    NAV(1)
6 months*                +0.52%       +0.16%       -3.84%       +0.16%        -0.84%       +0.54%
1 year                   +1.21%       +0.43%       -3.57%       +0.44%        +0.44%       +1.23%
5 years                  +4.13%       +3.35%       +3.17%          N/A          N/A        +4.15%
10 years                 +4.22%         N/A          N/A           N/A          N/A          N/A
Since inception            N/A        +3.78%       +3.78%       +2.53%        +2.53%       +4.58%

* Not annualized.

(1) Sales charge is not applicable to these shares. Class Y shares available to institutional investors only.

(2)  Excluding sales charge.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

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7   --   AXP CASH MANAGEMENT FUND   --   2003 SEMIANNUAL REPORT

Investments in Securities

AXP Cash Management Fund

Jan. 31, 2003 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. government agencies (23.2%)
Issuer              Annualized               Amount                 Value(a)
                   yield on date           payable at
                    of purchase             maturity

Federal Home Loan Bank Disc Nts
    02-07-03          1.25%              $30,500,000            $30,493,646
    02-14-03          1.26                25,600,000             25,588,352
    02-21-03          1.25                41,000,000             40,971,528
    04-11-03          1.22                16,100,000             16,062,353
    04-11-03          1.24                35,800,000             35,714,915
Federal Home Loan Mtge Corp Disc Nts
    02-20-03          1.25                40,900,000             40,873,125
    02-27-03          1.27                20,900,000             20,880,830
    02-28-03          1.24                18,200,000             18,183,074
    02-28-03          1.25                33,200,000             33,168,875
    03-06-03          1.27                19,700,000             19,677,066
    03-07-03          1.24                23,100,000             23,072,947
    03-13-03          1.28                41,100,000             41,041,547
    03-14-03          1.25                60,000,000             59,914,583
    03-27-03          1.27                62,900,000             62,780,176
    03-27-03          1.28                33,300,000             33,236,064
    03-31-03          1.25                36,300,000             36,226,896
    03-31-03          1.28                45,100,000             45,007,357
    04-03-03          1.24                74,100,000             73,944,936
    04-10-03          1.25                75,300,000             75,122,920
Federal Natl Mtge Assn Disc Nts
    02-05-03          1.25                18,900,000             18,897,375
    02-05-03          1.26                40,000,000             39,994,422
    02-26-03          1.27                19,500,000             19,482,802
    03-05-03          1.27                34,000,000             33,961,769
    03-05-03          1.28                34,900,000             34,860,292
    03-06-03          1.25                30,800,000             30,764,708
    03-12-03          1.27                25,500,000             25,464,916
    03-12-03          1.28                34,300,000             34,252,437
    03-19-03          1.26                40,000,000             39,935,600
    03-19-03          1.28                70,400,000             70,284,857
    03-20-03          1.29                34,000,000             33,942,960
    03-26-03          1.26                10,900,000             10,879,781
    03-26-03          1.28                50,000,000             49,905,778
    04-02-03          1.24                50,000,000             49,897,083
    04-02-03          1.25                36,600,000             36,523,750
    04-09-03          1.24                35,000,000             34,919,228
    04-09-03          1.28                41,200,000             41,101,852
    04-30-03          1.21                24,500,000             24,427,534

Total U.S. government agencies
(Cost: $1,361,458,334)                                       $1,361,458,334

Certificates of deposit (6.8%)
Issuer              Annualized               Amount                 Value(a)
                   yield on date           payable at
                    of purchase             maturity

Abbey Natl Yankee
    02-11-03          1.31%              $23,300,000            $23,300,000
    02-13-03          1.32                25,000,000             25,000,000
    02-21-03          1.33                25,000,000             25,000,000
    03-12-03          1.32                25,500,000             25,500,000
Banque Nationale de Paris Yankee
    02-06-03          1.55                24,000,000             24,000,000
    02-19-03          1.33                27,000,000             27,000,000
    02-24-03          1.33                25,900,000             25,900,000
Canadian Imperial Bank Yankee
    05-02-03          1.27                29,700,000             29,700,000
Credit Suisse First Boston NY Yankee
    01-16-04          1.38                50,000,000(c)          50,000,000
Westdeutsche Landesbank Yankee
    02-07-03          1.32                22,000,000             22,000,000
    02-18-03          1.33                41,100,000             41,100,000
    02-24-03          1.33                30,000,000             30,000,000
    03-03-03          1.34                20,000,000             20,000,000
    03-11-03          1.29                11,000,000             11,000,000
    04-02-03          1.31                19,300,000             19,300,000
Total certificates of deposit
(Cost: $398,800,000)                                           $398,800,000

Commercial paper (69.8%)
Issuer              Annualized               Amount                 Value(a)
                   yield on date           payable at
                    of purchase             maturity

Asset-backed (37.5%)
Alpine Securitization
    02-07-03          1.80%              $23,000,000(b)         $22,993,100
    02-13-03          1.28                20,000,000(b)          19,991,467
    02-14-03          1.34                21,000,000(b)          20,989,838
    04-23-03          1.27                40,000,000(b)          39,885,699
    04-24-03          1.27                13,000,000(b)          12,962,394
Amsterdam Funding
    02-24-03          1.34                16,000,000(b)          15,986,302
    02-28-03          1.30                15,000,000(b)          14,985,375
    03-20-03          1.27                 7,700,000(b)           7,687,233
    03-24-03          1.29                31,000,000(b)          30,943,347
    03-25-03          1.29                31,000,000(b)          30,942,461
    04-01-03          1.29                 7,600,000(b)           7,583,995

See accompanying notes to investments in securities.

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

Commercial paper (continued)
Issuer              Annualized               Amount                 Value(a)
                   yield on date           payable at
                    of purchase             maturity

Asset-backed (cont.)
Barton Capital
    03-06-03          1.29%              $19,900,000(b)         $19,876,468
    03-11-03          1.26                30,049,000(b)          30,009,035
    03-14-03          1.29                25,900,000(b)          25,861,949
    03-17-03          1.29                21,000,000(b)          20,966,890
CAFCO
    02-20-03          1.33                22,000,000(b)          21,984,557
    02-24-03          1.33                22,000,000(b)          21,981,306
    02-25-03          1.33                20,000,000(b)          19,982,267
    03-04-03          1.33                21,400,000(b)          21,375,491
    03-24-03          1.26                26,000,000(b)          25,953,590
Charta
    02-18-03          1.34                13,500,000(b)          13,491,458
    02-20-03          1.34                26,500,000(b)          26,481,259
    02-27-03          1.34                25,800,000(b)          25,775,031
    02-27-03          1.35                13,500,000(b)          13,486,838
    03-21-03          1.30                17,000,000(b)          16,970,533
    03-21-03          1.33                20,000,000(b)          19,964,533
Ciesco LP
    03-13-03          1.27                 3,100,000(b)           3,095,626
Corporate Receivables
    02-10-03          1.32                29,900,000(b)          29,890,133
    02-19-03          1.34                19,000,000(b)          18,987,270
    02-21-03          1.33                12,000,000(b)          11,991,133
    03-04-03          1.33                22,000,000(b)          21,974,804
    04-08-03          1.26                27,000,000(b)          26,937,630
CXC
    02-18-03          1.34                 9,800,000(b)           9,793,799
    03-07-03          1.32                27,900,000(b)          27,865,218
    03-13-03          1.33                26,000,000(b)          25,961,578
    03-20-03          1.33                26,000,000(b)          25,954,854
    04-22-03          1.27                21,000,000(b)          20,940,733
Delaware Funding
    02-06-03          1.53                25,000,000(b)          24,994,688
    02-11-03          1.33                25,000,000(b)          24,990,764
    02-19-03          1.29                27,000,000(b)          26,982,585
    04-03-03          1.30                15,000,000(b)          14,966,958
Edison Asset Securitization
    02-19-03          1.35                24,000,000(b)          23,983,800
    04-01-03          1.31                 6,875,000(b)           6,860,240
    04-04-03          1.30                28,000,000(b)          27,937,311
    05-01-03          1.30                30,000,000(b)          29,903,583
    05-21-03          1.26                11,693,000(b)          11,648,391
Enterprise Funding
    02-19-03          1.34                14,541,000(b)          14,531,258
    02-20-03          1.34                10,000,000(b)           9,992,928
    03-07-03          1.30                 5,718,000(b)           5,710,980
    03-17-03          1.28                20,900,000(b)          20,867,303
    04-03-03          1.27                 8,023,000(b)           8,005,735
Fairway Finance
    03-03-03          1.27                11,448,000(b)          11,435,884
    03-25-03          1.29                24,000,000(b)          23,955,280
    03-25-03          1.30                14,154,000(b)          14,127,422
    04-04-03          1.30                20,000,000(b)          19,955,222
    04-10-03          1.30                28,800,000(b)          28,729,280
    07-17-03          1.29                15,222,000(b)          15,132,156
Falcon Asset Securitization
    02-28-03          1.28                18,000,000(b)          17,982,720
    03-17-03          1.29                10,000,000(b)           9,984,233
    04-15-03          1.29                22,500,000(b)          22,441,144
    04-21-03          1.28                21,200,000(b)          21,140,452
    05-12-03          1.29                41,325,000(b)          41,176,919
Fleet Funding
    02-11-03          1.35                22,000,000(b)          21,991,750
    02-19-03          1.33                16,491,000(b)          16,480,033
    02-19-03          1.34                12,500,000(b)          12,491,625
    02-25-03          1.34                22,000,000(b)          21,980,347
    04-04-03          1.29                21,000,000(b)          20,953,345
    04-24-03          1.26                23,000,000(b)          22,933,990
Kitty Hawk Funding
    02-13-03          1.33                13,553,000(b)          13,546,992
    03-03-03          1.35                20,300,000(b)          20,277,163
    03-10-03          1.33                27,000,000(b)          26,963,093
    03-21-03          1.30                 9,815,000(b)           9,797,987
    04-11-03          1.26                26,500,000(b)          26,436,003
    04-15-03          1.28                19,000,000(b)          18,950,684
Old Line Funding
    02-03-03          1.35                23,000,000(b)          22,998,275
    02-05-03          1.32                21,331,000(b)          21,327,871
    02-06-03          1.35                13,248,000(b)          13,245,516
    02-12-03          1.33                20,000,000(b)          19,991,872
    02-13-03          1.31                14,209,000(b)          14,202,795
    04-04-03          1.26                13,000,000(b)          12,971,790
    04-21-03          1.27                11,000,000(b)          10,969,344
Park Avenue Receivables
    02-03-03          1.31                24,500,000(b)          24,498,217
    02-20-03          1.27                25,051,000(b)          25,034,209
    02-21-03          1.29                25,000,000(b)          24,982,083
    02-27-03          1.28                22,000,000(b)          21,979,662
    03-11-03          1.26                43,065,000(b)          43,007,723

See accompanying notes to investments in securities.

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9   --   AXP CASH MANAGEMENT FUND   --   2003 SEMIANNUAL REPORT

Issuer              Annualized               Amount                 Value(a)
                   yield on date           payable at
                    of purchase             maturity

Asset-backed (cont.)
Preferred Receivables Funding
    02-24-03          1.26%               $3,000,000(b)          $2,997,585
    04-07-03          1.30                26,000,000(b)          25,938,972
Receivables Capital
    02-03-03          1.59                16,000,000(b)          15,998,587
    02-18-03          1.34                18,708,000(b)          18,696,162
    03-12-03          1.33                26,000,000(b)          25,962,538
    03-13-03          1.27                23,000,000(b)          22,967,544
    03-17-03          1.34                21,000,000(b)          20,965,607
    04-03-03          1.30                11,000,000(b)          10,975,769
Sheffield Receivables
    02-04-03          1.34                13,000,000(b)          12,998,548
    02-13-03          1.35                11,000,000(b)          10,995,050
    02-26-03          1.27                18,300,000(b)          18,283,860
    02-26-03          1.28                 9,100,000(b)           9,091,911
    03-05-03          1.29                10,350,000(b)          10,338,132
    03-17-03          1.30                24,180,000(b)          24,141,581
    04-23-03          1.26                32,000,000(b)          31,909,279
Variable Funding Capital
    02-10-03          1.33                27,500,000(b)          27,490,856
    03-04-03          1.30                23,000,000(b)          22,974,253
    03-07-03          1.33                17,142,000(b)          17,120,468
    03-18-03          1.27                21,000,000(b)          20,966,663
Windmill Funding
    02-04-03          1.32                22,800,000(b)          22,797,492
    03-03-03          1.30                22,000,000(b)          21,976,167
    03-11-03          1.29                21,000,000(b)          20,971,405
    03-28-03          1.26                25,500,000(b)          25,450,913
    04-01-03          1.29                22,900,000(b)          22,851,773
Total                                                         2,202,815,914

Banks and savings & loans (10.6%)
ABN Amro North America Finance
    02-28-03          1.35                 9,200,000              9,190,685
    03-27-03          1.32                13,840,000             13,812,597
    04-07-03          1.29                30,000,000             29,930,125
    04-08-03          1.29                28,000,000             27,933,780
ANZ (Delaware)
    04-07-03          1.29                29,000,000             28,932,454
Barclays U.S. Funding
    03-04-03          1.35                13,100,000             13,084,771
    03-13-03          1.32                24,000,000             23,964,800
    03-17-03          1.33                16,000,000             15,973,991
Deutsche Bank Financial LLC
    02-10-03          1.32                30,000,000             29,990,138
    05-15-03          1.29                25,000,000             24,908,087
Dexia Bank (Delaware) LLC
    03-06-03          1.33                24,900,000             24,869,643
    03-10-03          1.32                52,900,000             52,828,233
    03-10-03          1.33                25,000,000             24,965,826
KBC Bank
    03-17-03          1.28                20,000,000             19,968,711
Nordea North America
    02-03-03          1.55                 5,000,000              4,999,569
    04-08-03          1.28                27,500,000             27,435,467
Societe Generale North America
    02-04-03          1.34                13,000,000             12,998,548
    02-12-03          1.34                49,000,000             48,979,971
    02-21-03          1.34                15,000,000             14,988,833
    02-26-03          1.33                22,500,000             22,479,219
    02-26-03          1.34                21,400,000             21,380,160
    03-07-03          1.30                29,000,000             28,964,394
    03-18-03          1.34                27,000,000             26,954,944
    04-01-03          1.30                32,200,000             32,131,396
Westdeutsche Landesbank Girozentrale
    01-27-04          1.37                42,500,000(b)          41,926,250
Total                                                           623,592,592

Broker dealers (5.5%)
Goldman Sachs Group
    02-05-03          1.78                19,900,000             19,896,064
Merrill Lynch
    03-05-03          1.36                18,000,000(c)          18,000,000
    11-19-03          1.40                25,000,000(c)          25,000,000
Morgan Stanley
    02-04-03          1.34                27,000,000             26,996,985
    02-07-03          1.33                27,000,000             26,994,015
    03-11-03          1.29                13,400,000             13,381,754
    03-18-03          1.29                20,000,000             19,967,750
    04-16-03          1.27                45,000,000             44,882,525
    04-25-03          1.27                40,000,000             39,882,878
Salomon Smith Barney
    02-03-03          1.34                31,200,000             31,197,685
    02-06-03          1.33                 7,200,000              7,198,670
    02-11-03          1.77                21,700,000             21,689,331
    02-26-03          1.33                27,000,000             26,975,063
Total                                                           322,062,720

Energy (0.6%)
BP America
    03-05-03          1.33                11,500,000             11,486,404
Chevron UK Investment
    03-06-03          1.34                 8,700,000              8,689,314
    03-11-03          1.33                13,200,000(b)          13,181,469
Total                                                            33,357,187

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   --   AXP CASH MANAGEMENT FUND   --   2003 SEMIANNUAL REPORT

Issuer              Annualized               Amount                 Value(a)
                   yield on date           payable at
                    of purchase             maturity

Financial services (7.5%)
AEGON Funding
    02-25-03          1.34%              $15,000,000(b)         $14,986,600
    03-18-03          1.35                25,000,000(b)          24,957,813
    03-20-03          1.35                37,100,000(b)          37,034,611
    03-21-03          1.35                24,000,000(b)          23,956,800
    03-24-03          1.28                24,000,000(b)          23,956,480
    04-14-03          1.28                27,000,000(b)          26,930,880
    04-17-03          1.28                29,100,000(b)          29,022,399
    04-24-03          1.27                21,000,000(b)          20,939,252
Intl Lease Finance
    02-13-03          1.34                18,000,000             17,991,960
    02-25-03          1.33                21,900,000             21,880,582
    02-25-03          1.35                 7,294,000              7,287,435
    02-27-03          1.34                26,400,000             26,374,451
    03-14-03          1.33                21,300,000             21,267,736
    04-07-03          1.35                22,968,000             22,912,016
    04-08-03          1.29                17,500,000             17,458,613
    04-28-03          1.26                25,000,000             24,924,750
Southern Co Funding
    02-11-03          1.33                 9,100,000(b)           9,096,638
    02-14-03          1.33                12,100,000(b)          12,094,189
    03-11-03          1.32                11,500,000(b)          11,483,977
    03-11-03          1.33                 6,500,000(b)           6,490,875
    03-18-03          1.28                10,600,000(b)          10,583,040
    04-25-03          1.27                30,000,000(b)          29,912,157
Total                                                           441,543,254

Food (0.9%)
Cargill
    02-05-03          1.62                12,955,000(b)          12,952,668
    02-14-03          1.30                17,400,000(b)          17,391,832
Cargill Global Funding
    02-03-03          1.69                22,000,000(b)          21,997,934
Total                                                            52,342,434

Multi-industry conglomerates (2.9%)
BOC Group
    02-06-03          1.35%              $25,000,000(b)         $24,995,313
    03-04-03          1.30                24,000,000(b)          23,973,133
GE Capital Intl Funding
    02-25-03          1.35                21,500,000(b)          21,480,650
    02-28-03          1.35                22,000,000(b)          21,977,725
    03-21-03          1.34                20,300,000(b)          20,263,731
    03-24-03          1.34                21,200,000(b)          21,159,755
    04-01-03          1.27                22,000,000(b)          21,954,209
General Electric Capital
    06-04-03          1.27                17,408,000             17,333,059
Total                                                           173,137,575

Utilities -- electric (1.1%)
UBS Americas
    03-31-03          1.27                10,109,000             10,088,316
UBS Finance (Delaware)
    03-03-03          1.32                25,600,000             25,571,841
    03-19-03          1.33                 7,431,000              7,418,371
    03-26-03          1.33                23,300,000             23,254,377
Total                                                            66,332,905

Utilities -- telephone (3.1%)
Vodafone AirTouch
    02-04-03          1.77                30,000,000(b)          29,995,575
    02-10-03          1.78                28,700,000(b)          28,687,229
    02-12-03          1.65                26,800,000(b)          26,786,488
    02-12-03          1.78                21,800,000(b)          21,788,143
    02-13-03          1.33                25,000,000(b)          24,988,917
    02-14-03          1.33                25,000,000(b)          24,987,993
    02-18-03          1.34                27,000,000(b)          26,982,915
Total                                                           184,217,260

Total commercial paper
(Cost: $4,099,401,841)                                       $4,099,401,841

Total investments in securities
(Cost: $5,859,660,175)(d)                                    $5,859,660,175

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2003.

(d) Also represents the cost of securities for federal income tax purposes at Jan. 31, 2003.

--------------------------------------------------------------------------------
11   --   AXP CASH MANAGEMENT FUND   --   2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Cash Management Fund

Jan. 31, 2003 (Unaudited)
Assets
Investments in securities, at value (Note 1)
     (identified cost $5,859,660,175)                                                            $5,859,660,175
Cash in bank on demand deposit                                                                       17,044,063
Capital shares receivable                                                                               154,025
Accrued interest receivable                                                                             865,881
                                                                                                        -------
Total assets                                                                                      5,877,724,144
                                                                                                  -------------
Liabilities
Dividends payable to shareholders                                                                       935,376
Capital shares payable                                                                                  387,560
Accrued investment management services fee                                                               48,755
Accrued distribution fee                                                                                 21,913
Accrued transfer agency fee                                                                               8,209
Accrued administrative services fee                                                                       3,686
Other accrued expenses                                                                                  378,464
                                                                                                        -------
Total liabilities                                                                                     1,783,963
                                                                                                      ---------
Net assets applicable to outstanding capital stock                                               $5,875,940,181
                                                                                                 --------------
Represented by
Capital stock -- $.01 par value (Note 1)                                                         $   58,771,451
Additional paid-in capital                                                                        5,818,305,626
Excess of distributions over net investment income                                                   (1,139,497)
Accumulated net realized gain (loss)                                                                      2,601
                                                                                                          -----
Total -- representing net assets applicable to outstanding capital stock                         $5,875,940,181
                                                                                                 ==============
Net assets applicable to outstanding shares:                Class A                              $5,250,875,078
                                                            Class B                              $  362,078,810
                                                            Class C                              $    4,577,112
                                                            Class Y                              $  258,409,181
Net asset value per share of outstanding capital stock:     Class A shares      5,251,712,440    $         1.00
                                                            Class B shares        362,314,896    $         1.00
                                                            Class C shares          4,578,128    $         1.00
                                                            Class Y shares        258,539,629    $         1.00
                                                                                  -----------    --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12   --   AXP CASH MANAGEMENT FUND   --   2003 SEMIANNUAL REPORT

Statement of operations
AXP Cash Management Fund

Six months ended Jan. 31, 2003 (Unaudited)
Investment income
Income:
Interest                                                                       $50,553,859
                                                                               -----------
Expenses (Note 2):
Investment management services fee                                               9,191,980
Distribution fee
     Class A                                                                       448,982
     Class B                                                                     1,410,649
     Class C                                                                        17,973
Transfer agency fee                                                              6,723,729
Incremental transfer agency fee
     Class A                                                                       536,247
     Class B                                                                        37,159
     Class C                                                                           426
Administrative services fees and expenses                                          747,485
Compensation of board members                                                       24,008
Custodian fees                                                                     215,000
Printing and postage                                                             1,204,994
Registration fees                                                                  380,355
Audit fees                                                                          18,125
Other                                                                               35,773
                                                                                    ------
Total expenses                                                                  20,992,885
     Expenses waived/reimbursed by AEFC (Note 2)                                   (26,978)
                                                                                   -------
                                                                                20,965,907
     Earnings credits on cash balances (Note 2)                                   (235,742)
                                                                                  --------
Total net expenses                                                              20,730,165
                                                                                ----------
Investment income (loss) -- net                                                 29,823,694
                                                                                ----------
Net increase (decrease) in net assets resulting from operations                $29,823,694
                                                                               ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13   --   AXP CASH MANAGEMENT FUND   --   2003 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Cash Management Fund
                                                                               Jan. 31, 2003           July 31, 2002
                                                                              Six months ended           Year ended
                                                                                 (Unaudited)
Operations and distributions
Investment income (loss) -- net                                              $    29,823,694       $    122,004,892
Net realized gain (loss) on investments                                                   --                 37,386
                                                                                  ----------            -----------
Net increase (decrease) in net assets resulting from operations                   29,823,694            122,042,278
                                                                                  ----------            -----------
Distributions to shareholders from:
    Net investment income
      Class A                                                                    (29,144,520)          (114,798,111)
      Class B                                                                       (644,028)            (3,590,767)
      Class C                                                                         (7,971)               (22,053)
      Class Y                                                                     (1,166,671)            (3,594,108)
                                                                                  ----------            -----------
Total distributions                                                              (30,963,190)          (122,005,039)
                                                                                  ----------            -----------
Capital share transactions at constant $1 net asset value
Proceeds from sales
      Class A shares (Note 2)                                                  3,822,573,724         15,251,379,851
      Class B shares                                                             218,552,166            557,524,233
      Class C shares                                                              10,224,329             12,962,225
      Class Y shares                                                             157,587,281            212,427,535
Reinvestment of distributions at net asset value
      Class A shares                                                              28,990,097            115,021,206
      Class B shares                                                                 646,826              3,560,788
      Class C shares                                                                   7,669                 20,690
      Class Y shares                                                               1,144,335              3,612,868
Payments for redemptions
      Class A shares                                                          (4,365,873,638)       (15,748,777,409)
      Class B shares (Note 2)                                                   (236,673,124)          (454,014,609)
      Class C shares (Note 2)                                                     (9,213,145)           (10,288,817)
      Class Y shares                                                            (102,897,215)          (187,522,143)
                                                                                ------------           ------------
Increase (decrease) in net assets from capital share transactions               (474,930,695)          (244,093,582)
                                                                                ------------           ------------
Total increase (decrease) in net assets                                         (476,070,191)          (244,056,343)
Net assets at beginning of period                                              6,352,010,372          6,596,066,715
                                                                               -------------          -------------
Net assets at end of period                                                  $ 5,875,940,181       $  6,352,010,372
                                                                             ===============       ================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14   --   AXP CASH MANAGEMENT FUND   --   2003 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Cash Management Fund

(Unaudited as to Jan. 31, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, open-end management investment company. AXP Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in money market instruments.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares have no sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------
15   --   AXP CASH MANAGEMENT FUND   --   2003 SEMIANNUAL REPORT

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $24.00

o  Class B $25.00

o  Class C $24.50

o  Class Y $22.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares. Effective Jan. 1, 2003, the Fund has an agreement to pay a fee at an annual rate of 0.10% of the Fund's average daily net assets attributable to Class A shares and the fee for Class B will increase to 0.85% of the Fund's average daily net assets. As of Jan. 31, 2003, the additional 0.10% for Class B has not been implemented.

Sales charges received by the Distributor for distributing Fund shares were $1,414,575 for Class B and $5,072 for Class C for the six months ended Jan. 31, 2003.

Effective Jan. 1, 2003, AEFC and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield. This expense limitation policy may be revised or terminated at any time without notice. As of Jan. 31, 2003, AEFC and its affiliates waived certain fees and expenses to 1.36% for Class B and 1.36% for Class C.

--------------------------------------------------------------------------------
16   --   AXP CASH MANAGEMENT FUND   --   2003 SEMIANNUAL REPORT

During the six months ended Jan. 31, 2003, the Fund's custodian and transfer agency fees were reduced by $235,742 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $14,100,851,518 and $14,575,435,000, respectively, for the six months ended Jan. 31, 2003. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The agreement went into effect Sept. 24, 2002. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $200 million with U.S. Bank, N.A. The Fund had no borrowings outstanding during the six months ended Jan. 31, 2003.

5. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                               2003(h)      2002       2001    2000      1999
Net asset value, beginning of period                                        $1.00      $1.00      $1.00   $1.00     $1.00
Income from investment operations:
Net investment income (loss)                                                  .01        .02        .05     .05       .05
Less distributions:
Dividends from net investment income                                         (.01)      (.02)      (.05)   (.05)     (.05)
Net asset value, end of period                                              $1.00      $1.00      $1.00   $1.00     $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                    $5,251     $5,766     $6,149  $5,438    $5,032
Ratio of expenses to average daily net assets(c)                             .64%(d)    .59%       .59%    .58%      .57%
Ratio of net investment income (loss) to average daily net assets           1.02%(d)   1.89%      5.18%   5.37%     4.65%
Total return(g)                                                              .52%(i)   1.93%      5.35%   5.55%     4.71%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
17   --   AXP CASH MANAGEMENT FUND   --   2003 SEMIANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                           2003(h)          2002       2001    2000      1999
Net asset value, beginning of period                                     $1.00         $1.00      $1.00   $1.00     $1.00
Income from investment operations:
Net investment income (loss)                                                --           .01        .05     .05       .04
Less distributions:
Dividends from net investment income                                        --          (.01)      (.05)   (.05)     (.04)
Net asset value, end of period                                           $1.00         $1.00      $1.00   $1.00     $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                   $362          $380       $273    $232      $192
Ratio of expenses to average daily net assets(c)                         1.36%(d),(e)  1.34%      1.34%   1.33%     1.32%
Ratio of net investment income (loss) to average daily net assets         .30%(d)      1.13%      4.37%   4.64%     3.88%
Total return(g)                                                           .16%(i)      1.13%      4.57%   4.76%     3.94%

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                             2003(h)        2002       2001   2000(b)
Net asset value, beginning of period                                     $1.00         $1.00      $1.00   $1.00
Income from investment operations:
Net investment income (loss)                                                --           .01        .05      --
Less distributions:
Dividends from net investment income                                        --          (.01)      (.05)     --
Net asset value, end of period                                           $1.00         $1.00      $1.00   $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                     $5            $4         $1     $--
Ratio of expenses to average daily net assets(c)                         1.36%(d),(f)  1.34%      1.34%   1.33%(d)
Ratio of net investment income (loss) to average daily net assets         .30%(d)       .99%      3.88%   6.10%(d)
Total return(g)                                                           .16%(i)      1.14%      4.68%   .63%(i)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
18   --   AXP CASH MANAGEMENT FUND   --   2003 SEMIANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                                2003(h)     2002       2001    2000      1999
Net asset value, beginning of period                                        $1.00      $1.00      $1.00   $1.00     $1.00
Income from investment operations:
Net investment income (loss)                                                  .01        .02        .05     .05       .05
Less distributions:
Dividends from net investment income                                         (.01)      (.02)      (.05)   (.05)     (.05)
Net asset value, end of period                                              $1.00      $1.00      $1.00   $1.00     $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                      $258       $203       $174    $142      $124
Ratio of expenses to average daily net assets(c)                             .61%(d)    .57%       .57%    .57%      .56%
Ratio of net investment income (loss) to average daily net assets           1.05%(d)   1.86%      5.18%   5.42%     4.64%
Total return(g)                                                              .54%(i)   1.95%      5.37%   5.56%     4.72%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.38% for the period ended Jan. 31, 2003.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.38% for the period ended Jan. 31, 2003.

(g)  Total return does not reflect payment of a sales charge.

(h)  Six months ended Jan. 31, 2003 (Unaudited).

(i)  Not annualized.

--------------------------------------------------------------------------------
19   --   AXP CASH MANAGEMENT FUND   --   2003 SEMIANNUAL REPORT

Results of Meeting of Shareholders

AXP CASH MANAGEMENT FUND
REGULAR MEETING OF SHAREHOLDERS HELD ON NOVEMBER 13, 2002
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below.

Proposal 1

To elect the thirteen nominees specified below as Board members*.

                       Shares Voted "For"   Shares Withholding Authority to Vote
Arne H. Carlson         3,007,686,582.395              193,305,573.028
Philip J. Carroll, Jr.  3,017,586,609.642              183,405,545.781
Livio D. DeSimone       3,014,640,237.476              186,351,917.947
Barbara H. Fraser       3,015,406,067.561              185,586,087.862
Ira D. Hall             3,013,852,107.077              187,140,048.346
Heinz F. Hutter         3,012,570,957.134              188,421,198.289
Anne P. Jones           3,016,297,647.278              184,694,508.145
Stephen R. Lewis, Jr.   3,020,543,282.026              180,448,873.397
Alan G. Quasha          3,015,884,550.009              185,107,605.414
Stephen W. Roszell      3,016,506,955.137              184,485,200.286
Alan K. Simpson         3,006,847,087.340              194,145,068.083
Alison Taunton-Rigby    3,017,320,059.056              183,672,096.367
William F. Truscott     3,015,657,438.339              185,334,717.084

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20   --   AXP CASH MANAGEMENT FUND   --   2003 SEMIANNUAL REPORT

Proposal 2

To Amend the Articles of Incorporation/Declaration of Trust*:

2(a). To allow one vote/dollar instead of one vote/share.

 Shares Voted "For"   Shares Voted "Against"   Abstentions     Broker Non-Votes
 2,667,385,729.771       308,741,031.994     143,028,948.658    81,836,445.000

Proposal 6

To add a Plan and Agreement of Distribution to Class A shares.

 Shares Voted "For"   Shares Voted "Against"   Abstentions     Broker Non-Votes
 2,570,125,594.548       300,828,017.754     166,331,996.034    81,235,804.000

To add a Plan and Agreement of Distribution for Class B shares.

 Shares Voted "For"   Shares Voted "Against"   Abstentions     Broker Non-Votes
  215,923,005.640        34,368,777.298      13,406,522.296     2,024,650.000

* Denotes Registrant-wide proposals and voting results.

--------------------------------------------------------------------------------
21   --   AXP CASH MANAGEMENT FUND   --   2003 SEMIANNUAL REPORT

Contact Information and Services

Internet

Receive 24-hour access to your account information at www.americanexpress.com.

Client Service

Receive fund performance, fund prices, account values, recent account transactions, and make account inquiries by calling American Express Financial Advisors at (800) 862-7919 or TTY: (800) 846-4852.

Telephone Transaction Service

For sales and exchange, dividend payments, or reinvestments and automatic payment arrangement contact American Express Financial Advisors at (888) 723-8476.

Find an American Express Financial Advisor

If you are an existing American Express Financial Advisors client who has recently moved and would like to speak with a new advisor, please call your local Client Service Coordinator at (800) 803-6284.

--------------------------------------------------------------------------------

American Express(R) Funds provide investment opportunities for shareholders, all in one place.

We've been managing mutual funds for over 60 years. Today, our family of funds includes 58 publicly offered funds in all style categories: growth, blend, value, and income. Our broad selection of funds allows you to build a portfolio diversified across various asset classes.

Growth Funds

Typically, growth investing seeks to invest in companies with the greatest earnings growth potential.

Blend Funds

Blend is often regarded as an investment style that incorporates both growth and value considerations in the stock selection process.

Value Funds

A value investment approach generally seeks to invest in undervalued stocks that are temporarily out of favor.

Income/Tax-Exempt Income Funds

Involves investing primarily in fixed income securities with the goal of maximizing income and often, but not always, capital appreciation.

American Express(R) Funds

For more complete information about our funds, including fees and expenses, please call (800) 862-7919 for prospectuses. Read them carefully before you invest.

Growth Funds
AXP(R) Emerging Markets Fund
AXP Equity Select Fund
AXP Focused Growth Fund
AXP Global Growth Fund
AXP Growth Fund
AXP Growth Dimensions Fund
AXP New Dimensions Fund(R)
AXP Partners International Aggressive Growth Fund
AXP Partners Small Cap Growth Fund
AXP Strategy Aggressive Fund

Blend Funds
AXP Blue Chip Advantage Fund
AXP Discovery Fund*
AXP European Equity Fund
AXP Global Balanced Fund
AXP International Fund
AXP Large Cap Equity Fund
AXP Managed Allocation Fund
AXP Mid Cap Index Fund
AXP Partners International Core Fund
AXP Partners International Small Cap Fund
AXP Partners Small Cap Core Fund
AXP Research Opportunities Fund
AXP S&P 500 Index Fund
AXP Small Cap Advantage Fund
AXP Small Company Index Fund
AXP Stock Fund

Value Funds
AXP Diversified Equity Income Fund
AXP Equity Value Fund
AXP Large Cap Value Fund
AXP Mid Cap Value Fund
AXP Mutual
AXP Partners Fundamental Value Fund
AXP Partners International Select Value Fund
AXP Partners Select Value Fund
AXP Partners Small Cap Value Fund
AXP Partners Value Fund
AXP Progressive Fund*

Income/Tax-Exempt Income Funds
AXP Bond Fund
AXP Cash Management Fund**
AXP Extra Income Fund
AXP Federal Income Fund
AXP Global Bond Fund
AXP High Yield Tax-Exempt Fund
AXP Insured Tax-Exempt Fund
AXP Intermediate Tax-Exempt Fund
AXP Selective Fund
AXP State Tax-Exempt Funds
AXP Tax-Exempt Bond Fund
AXP Tax-Free Money Fund**
AXP U.S. Government Mortgage Fund

Sector Funds
AXP Global Technology Fund
AXP Precious Metals Fund
AXP Utilities Fund

These funds are also listed in the categories above.

AXP(R) Partners Funds
AXP Partners Fundamental Value Fund
AXP Partners International Aggressive Growth Fund
AXP Partners International Core Fund
AXP Partners International Select Value Fund
AXP Partners International Small Cap Fund
AXP Partners Select Value Fund
AXP Partners Small Cap Core Fund
AXP Partners Small Cap Growth Fund
AXP Partners Small Cap Value Fund
AXP Partners Value Fund

International Funds
AXP Emerging Markets Fund
AXP European Equity Fund
AXP Global Balanced Fund
AXP Global Bond Fund
AXP Global Growth Fund
AXP International Fund
AXP Partners International Aggressive Growth Fund
AXP Partners International Core Fund
AXP Partners International Select Value Fund
AXP Partners International Small Cap Fund

 *   Closed to new investors.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                                                          (4/03)

AXP Cash Management Fund
70100 AXP Financial Center
Minneapolis, MN 55474
americanexpress.com

--------------------------------------------------------------------------------
(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
--------------------------------------------------------------------------------

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                 S-6322 T (4/03)